SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 AMERICA • ASIA PACIFIC • EUROPE

August 20, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington,	DC 20549

Re:	BlackRock FundsSM
Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of BlackRock FundsSM (the “Registrant”), we hereby transmit for filing with the Securities and Exchange Commission the Registrant’s Registration Statement on Form N-14 relating to the acquisition by BlackRock All-Cap Energy & Resources Portfolio (the “Fund”), a series of the Registrant, of substantially all of the assets and certain stated liabilities of BlackRock Energy & Resources Portfolio, a series of Registrant, in exchange for Investor A, Investor C and Institutional Shares of the Fund.

Any questions or comments on the enclosed materials should be directed to the undersigned at (212) 839-8615.

Very truly yours,

/s/ Jesse C. Kean

Jesse C. Kean

Enclosures

cc:	Benjamin Archibald, Esq.
BlackRock Advisors, LLC

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.